Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$635,893.86

Principal:
Principal Collections	$11,557,742.21
Prepayments in Full	$4,087,100.78
Liquidation Proceeds	$94,153.82
Recoveries	$107,435.06
Sub Total	$15,846,431.87
Collections	$16,482,325.73

Purchase Amounts:
Purchase Amounts Related to Principal	$415,217.72
Purchase Amounts Related to Interest	$1,783.56
Sub Total	$417,001.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,899,327.01

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,899,327.01
Servicing Fee	$197,045.69	$197,045.69	$0.00	$0.00	$16,702,281.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,702,281.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,702,281.32
Interest - Class A-3 Notes	$7,721.50	$7,721.50	$0.00	$0.00	$16,694,559.82
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$16,557,396.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,557,396.82
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$16,479,663.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,479,663.90
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$16,422,837.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,422,837.90
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$16,350,489.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,350,489.98
Regular Principal Payment	$15,336,397.04	$15,336,397.04	$0.00	$0.00	$1,014,092.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,014,092.94
Residual Released to Depositor	$0.00	$1,014,092.94	$0.00	$0.00	$0.00
Total		$16,899,327.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,336,397.04
Total					$15,336,397.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$8,741,325.53	$17.33	$7,721.50	$0.02	$8,749,047.03	$17.35
Class A-4 Notes	$6,595,071.51	$62.51	$137,163.00	$1.30	$6,732,234.51	$63.81
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$15,336,397.04	$9.53	$351,791.34	$0.22	$15,688,188.38	$9.75

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$8,741,325.53	0.0173301	$0.00	0.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$98,914,928.49	0.9374934
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$224,741,325.53	0.1395996	$209,404,928.49	0.1300733

Pool Information
Weighted Average APR	3.324%	3.327%
Weighted Average Remaining Term	23.86	23.09
Number of Receivables Outstanding	25,404	24,589
Pool Balance	$236,454,833.77	$220,129,939.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$224,741,325.53	$209,404,928.49
Pool Factor	0.1412881	0.1315335

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$10,725,010.58
Targeted Overcollateralization Amount	$10,725,010.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,725,010.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$170,680.17
(Recoveries)		138	$107,435.06
Net Loss for Current Collection Period			$63,245.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3210%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8665%
Second Prior Collection Period			0.9256%
Prior Collection Period			0.9914%
Current Collection Period			0.3324%
Four Month Average (Current and Prior Three Collection Periods)			0.7790%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,508	$13,788,562.36
(Cumulative Recoveries)			$2,029,018.04
Cumulative Net Loss for All Collection Periods			$11,759,544.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7027%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,503.37
Average Net Loss for Receivables that have experienced a Realized Loss			$2,134.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.94%	335	$4,260,338.34
61-90 Days Delinquent	0.20%	30	$439,520.07
91-120 Days Delinquent	0.04%	7	$86,195.39
Over 120 Days Delinquent	0.35%	54	$770,050.96
Total Delinquent Receivables	2.52%	426	$5,556,104.76

Repossession Inventory:
Repossessed in the Current Collection Period		17	$191,858.39
Total Repossessed Inventory		25	$329,982.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3763%
Prior Collection Period			0.4448%
Current Collection Period			0.3701%
Three Month Average			0.3971%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer